Loans - Aging Analysis of Loans by Class (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Aging Analysis of Loans By Class [Abstract]
Loans	$ 3,790,901	$ 3,465,352
Accrued interest excluded from total	12,500	10,009
Financial Asset, Past Due
Aging Analysis of Loans By Class [Abstract]
Loans	7,512	5,983
Accrued interest excluded from total	48	34
30-59 days
Aging Analysis of Loans By Class [Abstract]
Loans	3,266	3,317
Accrued interest excluded from total	31	27
60-89 days
Aging Analysis of Loans By Class [Abstract]
Loans	1,132	928
Accrued interest excluded from total	17	7
90+ and Still Accruing
Aging Analysis of Loans By Class [Abstract]
Loans	3,114	1,738
Accrued interest excluded from total	0	0
Loans not Past Due
Aging Analysis of Loans By Class [Abstract]
Loans	3,783,389	3,459,369
Accrued interest excluded from total	12,452	9,975
Commercial
Aging Analysis of Loans By Class [Abstract]
Loans	1,679,731	1,466,853
Accrued interest excluded from total	5,743	4,409
Commercial | Commercial and industrial
Aging Analysis of Loans By Class [Abstract]
Loans	810,145	732,463
Accrued interest excluded from total	2,710	2,046
Commercial | Commercial and industrial | Financial Asset, Past Due
Aging Analysis of Loans By Class [Abstract]
Loans	28	38
Commercial | Commercial and industrial | 30-59 days
Aging Analysis of Loans By Class [Abstract]
Loans	0	0
Commercial | Commercial and industrial | 60-89 days
Aging Analysis of Loans By Class [Abstract]
Loans	0	0
Commercial | Commercial and industrial | 90+ and Still Accruing
Aging Analysis of Loans By Class [Abstract]
Loans	28	38
Commercial | Commercial and industrial | Loans not Past Due
Aging Analysis of Loans By Class [Abstract]
Loans	810,117	732,425
Commercial | Commercial real estate
Aging Analysis of Loans By Class [Abstract]
Loans	869,586	734,390
Accrued interest excluded from total	3,033	2,363
Commercial | Commercial real estate | Financial Asset, Past Due
Aging Analysis of Loans By Class [Abstract]
Loans	0	0
Commercial | Commercial real estate | 30-59 days
Aging Analysis of Loans By Class [Abstract]
Loans	0	0
Commercial | Commercial real estate | 60-89 days
Aging Analysis of Loans By Class [Abstract]
Loans	0	0
Commercial | Commercial real estate | 90+ and Still Accruing
Aging Analysis of Loans By Class [Abstract]
Loans	0	0
Commercial | Commercial real estate | Loans not Past Due
Aging Analysis of Loans By Class [Abstract]
Loans	869,586	734,390
Mortgage
Aging Analysis of Loans By Class [Abstract]
Loans	1,485,872	1,368,409
Accrued interest excluded from total	5,097	4,116
Mortgage | 1-4 family owner occupied - jumbo
Aging Analysis of Loans By Class [Abstract]
Loans	859,236	752,563
Accrued interest excluded from total	2,375	1,892
Mortgage | 1-4 family owner occupied - jumbo | Financial Asset, Past Due
Aging Analysis of Loans By Class [Abstract]
Loans	544	0
Mortgage | 1-4 family owner occupied - jumbo | 30-59 days
Aging Analysis of Loans By Class [Abstract]
Loans	0	0
Mortgage | 1-4 family owner occupied - jumbo | 60-89 days
Aging Analysis of Loans By Class [Abstract]
Loans	0	0
Mortgage | 1-4 family owner occupied - jumbo | 90+ and Still Accruing
Aging Analysis of Loans By Class [Abstract]
Loans	544	0
Mortgage | 1-4 family owner occupied - jumbo | Loans not Past Due
Aging Analysis of Loans By Class [Abstract]
Loans	858,692	752,563
Mortgage | 1-4 family owner occupied - non-jumbo
Aging Analysis of Loans By Class [Abstract]
Loans	301,172	285,632
Accrued interest excluded from total	1,111	953
Mortgage | 1-4 family owner occupied - non-jumbo | Financial Asset, Past Due
Aging Analysis of Loans By Class [Abstract]
Loans	3,936	2,790
Mortgage | 1-4 family owner occupied - non-jumbo | 30-59 days
Aging Analysis of Loans By Class [Abstract]
Loans	1,763	1,400
Mortgage | 1-4 family owner occupied - non-jumbo | 60-89 days
Aging Analysis of Loans By Class [Abstract]
Loans	742	521
Mortgage | 1-4 family owner occupied - non-jumbo | 90+ and Still Accruing
Aging Analysis of Loans By Class [Abstract]
Loans	1,431	869
Mortgage | 1-4 family owner occupied - non-jumbo | Loans not Past Due
Aging Analysis of Loans By Class [Abstract]
Loans	297,236	282,842
Mortgage | 1-4 family non-owner occupied
Aging Analysis of Loans By Class [Abstract]
Loans	173,816	183,100
Accrued interest excluded from total	654	558
Mortgage | 1-4 family non-owner occupied | Financial Asset, Past Due
Aging Analysis of Loans By Class [Abstract]
Loans	437	354
Mortgage | 1-4 family non-owner occupied | 30-59 days
Aging Analysis of Loans By Class [Abstract]
Loans	215	61
Mortgage | 1-4 family non-owner occupied | 60-89 days
Aging Analysis of Loans By Class [Abstract]
Loans	64	93
Mortgage | 1-4 family non-owner occupied | 90+ and Still Accruing
Aging Analysis of Loans By Class [Abstract]
Loans	158	200
Mortgage | 1-4 family non-owner occupied | Loans not Past Due
Aging Analysis of Loans By Class [Abstract]
Loans	173,379	182,746
Mortgage | 1-4 family - 2nd lien
Aging Analysis of Loans By Class [Abstract]
Loans	116,032	105,277
Accrued interest excluded from total	804	588
Mortgage | 1-4 family - 2nd lien | Financial Asset, Past Due
Aging Analysis of Loans By Class [Abstract]
Loans	595	574
Mortgage | 1-4 family - 2nd lien | 30-59 days
Aging Analysis of Loans By Class [Abstract]
Loans	241	420
Mortgage | 1-4 family - 2nd lien | 60-89 days
Aging Analysis of Loans By Class [Abstract]
Loans	139	107
Mortgage | 1-4 family - 2nd lien | 90+ and Still Accruing
Aging Analysis of Loans By Class [Abstract]
Loans	215	47
Mortgage | 1-4 family - 2nd lien | Loans not Past Due
Aging Analysis of Loans By Class [Abstract]
Loans	115,437	104,703
Mortgage | Resort lending
Aging Analysis of Loans By Class [Abstract]
Loans	35,616	41,837
Accrued interest excluded from total	153	125
Mortgage | Resort lending | Financial Asset, Past Due
Aging Analysis of Loans By Class [Abstract]
Loans	193	202
Mortgage | Resort lending | 30-59 days
Aging Analysis of Loans By Class [Abstract]
Loans	0	54
Mortgage | Resort lending | 60-89 days
Aging Analysis of Loans By Class [Abstract]
Loans	50	0
Mortgage | Resort lending | 90+ and Still Accruing
Aging Analysis of Loans By Class [Abstract]
Loans	143	148
Mortgage | Resort lending | Loans not Past Due
Aging Analysis of Loans By Class [Abstract]
Loans	35,423	41,635
Installment
Aging Analysis of Loans By Class [Abstract]
Loans	625,298	630,090
Accrued interest excluded from total	1,660	1,484
Installment | Boat lending
Aging Analysis of Loans By Class [Abstract]
Loans	268,648	252,965
Accrued interest excluded from total	714	601
Installment | Boat lending | Financial Asset, Past Due
Aging Analysis of Loans By Class [Abstract]
Loans	597	837
Installment | Boat lending | 30-59 days
Aging Analysis of Loans By Class [Abstract]
Loans	320	528
Installment | Boat lending | 60-89 days
Aging Analysis of Loans By Class [Abstract]
Loans	16	14
Installment | Boat lending | 90+ and Still Accruing
Aging Analysis of Loans By Class [Abstract]
Loans	261	295
Installment | Boat lending | Loans not Past Due
Aging Analysis of Loans By Class [Abstract]
Loans	268,051	252,128
Installment | Recreational vehicle lending
Aging Analysis of Loans By Class [Abstract]
Loans	251,852	270,673
Accrued interest excluded from total	655	648
Installment | Recreational vehicle lending | Financial Asset, Past Due
Aging Analysis of Loans By Class [Abstract]
Loans	729	804
Installment | Recreational vehicle lending | 30-59 days
Aging Analysis of Loans By Class [Abstract]
Loans	414	639
Installment | Recreational vehicle lending | 60-89 days
Aging Analysis of Loans By Class [Abstract]
Loans	35	147
Installment | Recreational vehicle lending | 90+ and Still Accruing
Aging Analysis of Loans By Class [Abstract]
Loans	280	18
Installment | Recreational vehicle lending | Loans not Past Due
Aging Analysis of Loans By Class [Abstract]
Loans	251,123	269,869
Installment | Other
Aging Analysis of Loans By Class [Abstract]
Loans	104,798	106,452
Accrued interest excluded from total	291	235
Installment | Other | Financial Asset, Past Due
Aging Analysis of Loans By Class [Abstract]
Loans	453	384
Installment | Other | 30-59 days
Aging Analysis of Loans By Class [Abstract]
Loans	313	215
Installment | Other | 60-89 days
Aging Analysis of Loans By Class [Abstract]
Loans	86	46
Installment | Other | 90+ and Still Accruing
Aging Analysis of Loans By Class [Abstract]
Loans	54	123
Installment | Other | Loans not Past Due
Aging Analysis of Loans By Class [Abstract]
Loans	$ 104,345	$ 106,068